Document And Entity Information	Apr. 29, 2026
Document Information [Line Items]
Entity, Registrant Name	BELFUSE INC /NJ
Document, Type	8-K
Document, Period End Date	Apr. 29, 2026
Entity, Incorporation, State or Country Code	NJ
Entity, File Number	000-11676
Entity, Tax Identification Number	22-1463699
Entity, Address, Address Line One	300 Executive Drive, Suite 300
Entity, Address, City or Town	West Orange
Entity, Address, State or Province	NJ
Entity, Address, Postal Zip Code	07052
City Area Code	201
Local Phone Number	432-0463
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000729580
ClassACommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock
Trading Symbol	BELFA
Security Exchange Name	NASDAQ
ClassBCommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock
Trading Symbol	BELFB
Security Exchange Name	NASDAQ